Accounts Payable and Accrued Expenses (Details) - Schedule of Other Accrued Expenses	Dec. 31, 2023 USD ($)
Schedule of Other Accrued Expenses [Abstract]
Accounting and Consulting	$ 35,000
Legal Fees	34,505
Transaction costs	1,016,707	[1]
Total other accrued expenses	$ 1,086,212

[1]	Accounts payable and accrued expenses assumed in business combination